[On Transamerica Life Insurance Company Letterhead]

July 30, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Transamerica Life Insurance Company Transamerica Separate Account R3 File Nos. 333-166119/811-22407 Pre-Effective Amendment No. 1

Dear Commissioners:

On behalf of Transamerica Life Insurance Company (the "Company") and Transamerica Separate Account R3 (the “Account”), we are transmitting for filing pre-effective amendment number 1 (the “Amendment”) to the Account’s registration statement on Form N-6 for certain variable adjustable life insurance policies ("Policies").  The Amendment is being filed to respond to Commission staff comments on the initial registration statement for the Policies, to include current financial statements, and to update certain other information.

           The Company is seeking an effective date of August 30, 2010, or as soon thereafter as is reasonably practicable, and has provided (via EDGAR) separate acceleration request letters from the Company and the principal underwriter for this purpose.

The Company acknowledges that:

-	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

-
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosures in the filing; and

-	the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions concerning this filing, please do not hesitate to call the undersigned at (319) 355-6115.

Very truly yours,

/S/  Karen J. Epp, Esq.
Karen J. Epp

Enclosures